Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Net sales											$ 7,646.5	$ 6,856.6	$ 6,750.2
Other revenues											73.1	52.5	45.9
Total revenues	2,082.7	2,084.0	1,837.3	1,715.6	1,808.5	1,767.4		1,701.7		1,631.5	7,719.6	6,909.1	6,796.1
Cost of sales											4,191.6	3,868.8	3,887.8
Gross profit	969.0	1,012.4	808.8	737.8	795.9	808.5		742.4		693.5	3,528.0	3,040.3	2,908.3
Operating expenses:
Research and development											581.8	507.8	401.3
Selling, general and administrative											1,625.7	1,408.5	1,392.4
Litigation settlements, net											47.9	(14.6)	(3.1)
Other Operating Income (Expense), Net											(80.0)	3.1	8.3
Total operating expenses											2,175.4	1,904.8	1,798.9
Earnings from operations											1,352.6	1,135.5	1,109.4
Interest expense											333.2	313.3	308.7
Other expense (income), net											44.9	74.9	(3.5)
Earnings before income taxes and noncontrolling interest											974.5	747.3	804.2
Income tax provision											41.4	120.8	161.2
Net earnings	190.5	499.4	126.6	116.6	180.9	159.4		178.7		107.5	933.1	626.5	643.0
Net earnings attributable to the noncontrolling interest											(3.7)	(2.8)	(2.1)
Net earnings attributable to Mylan Inc. common shareholders	$ 189.2	$ 499.1	$ 125.2	$ 115.9	$ 180.2	$ 158.9		$ 177.7		$ 106.9	$ 929.4	$ 623.7	$ 640.9
Earnings per common share attributable to Mylan Inc. common shareholders:
Basic (in USD per share)	$ 0.51	$ 1.33	$ 0.34	$ 0.31	$ 0.48	$ 0.42	[1]	$ 0.47	[1]	$ 0.27	$ 2.49	$ 1.63	$ 1.54
Diluted (in USD per share)	$ 0.47	$ 1.26	$ 0.32	$ 0.29	$ 0.45	$ 0.40	[1]	$ 0.46	[1]	$ 0.27	$ 2.34	$ 1.58	$ 1.52
Weighted average common shares outstanding:
Basic											373.7	383.3	415.2
Diluted											398.0	394.5	420.2

[1]	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.